COMMITMENTS CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
COMMITMENTS CONTINGENCIES
COMMITMENTS/CONTINGENCIES

NOTE 6 - COMMITMENTS/CONTINGENCIES

From time to time, we may be involved in litigation in the ordinary course of business. We are currently not involved in any litigation that we believe could have a material adverse effect on our financial condition or results of operations.

On January 25, 2022, we entered into an investment banking agreement with EF Hutton. The agreement contemplates the Company raising additional capital in a registered offering, listing on a stock exchange, and preparing a registration statement under the Securities Act. The Company is responsible for EF Hutton’s external counsel legal costs, whether any offering is consummated or not.

NOTE 6 - COMMITMENTS/CONTINGENCIES

From time to time, we may be involved in litigation in the ordinary course of business. We are currently not involved in any litigation that we believe could have a material adverse effect on our financial condition or results of operations.

NOTE 7 – CUSTOMER CONCENTRATIONS

For the year ended December 31, 2021, the Company had one retailer customer whose revenue represents more than 10% ($227,128) of the Company’s total revenues and one retailer customer whose accounts receivable represents more than 10% ($8,939) of the Company’s accounts receivable. For the year ended December 31, 2020, the Company had one retailer customer whose revenue represents more than 10% ($194,409) of the Company's total revenues and one retailer customer whose accounts receivable individually represents more than 10% ($9,302).

The Company’s end-user customer sales and retailer customer sales for the years ended December 31, 2021 and 2020 were as follows:

	2021		2020
End-User Sales	$686,561	72%	$265,563	55%
Retailer Sales	267,120	28%	215,150	45%
	$953,681	100%	$480,713	100%